Intangible Assets other than Goodwill	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets other than Goodwill
21.	Intangible Assets other than Goodwill

(1)	Intangible assets as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value

		In millions of won
Software	￦	867,185	(91)	(704,589)	—	162,505
Copyrights, patents rights and other industrial rights		103,428	—	(59,063)	(9,178)	35,187
Mining rights		623,122	—	(39,803)	(541,417)	41,902
Development expenditures		978,768	(3,820)	(905,805)	(19)	69,124
Intangible assets under development		94,275	(7,326)	—	(12,845)	74,104
Usage rights of donated assets and others		592,870	—	(423,087)	—	169,783
Leasehold rights		28,185	—	(22,337)	—	5,848
Greenhouse gas emissions rights		78,137	—	—	—	78,137
Others		574,957	(71)	(155,404)	(11,995)	407,487

	￦	3,940,927	(11,308)	(2,310,088)	(575,454)	1,044,077

		2022
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value

		In millions of won
Software	￦	1,002,040	(174)	(799,013)	(20)	202,833
Copyrights, patents rights and other industrial rights		104,559	—	(67,368)	(9,178)	28,013
Mining rights		625,845	—	(46,187)	(541,133)	38,525
Development expenditures		938,032	(3,477)	(883,527)	—	51,028
Intangible assets under development		76,625	(2,108)	—	(8,903)	65,614
Usage rights of donated assets and others		592,797	—	(435,518)	(136)	157,143
Leasehold rights		28,185	—	(23,297)	—	4,888
Greenhouse gas emissions rights		43,960	—	—	—	43,960
Others		551,396	(67)	(174,714)	(11,955)	364,660

	￦	3,963,439	(5,826)	(2,429,624)	(571,325)	956,664

(2)	Changes in intangible assets for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Acquisition	Disposal	Amortization	Reversal	Others	Ending balance

		In millions of won
Software	￦	152,163	18,834	(1)	(77,881)	—	69,481	162,596
(Government grants)		(136)	—	—	64	—	(19)	(91)
Copyrights, patents rights and other industrial rights		42,916	166	(131)	(7,771)	—	7	35,187
Mining rights		42,390	1,022	—	(3,526)	—	2,016	41,902
Development expenditures		95,166	309	—	(37,033)	—	14,502	72,944
(Government grants)		(5,043)	—	—	1,439	—	(216)	(3,820)
Intangible assets under development		67,018	51,988	—	—	—	(37,576)	81,430
(Government grants)		(7,203)	—	—	—	—	(123)	(7,326)
Usage rights of donated assets and others		184,475	—	—	(13,594)	—	(1,098)	169,783
Leasehold rights		6,340	—	—	(834)	—	342	5,848
Greenhouse gas emissions rights		61,373	78,091	—	(31)	—	(61,296)	78,137
Others		416,346	2,229	—	(26,998)	14	15,967	407,558
(Government grants)		(75)	—	—	4	—	—	(71)

	￦	1,055,730	152,639	(132)	(166,161)	14	1,987	1,044,077

		2022
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance

		In millions of won
Software	￦	162,596	22,532	(57)	(84,649)	—	102,585	203,007
(Government grants)		(91)	—	—	60	—	(143)	(174)
Copyrights, patents rights and other industrial rights		35,187	270	(37)	(7,136)	—	(271)	28,013
Mining rights		41,902	2,395	—	(4,296)	—	(1,476)	38,525
Development expenditures		72,944	—	—	(24,238)	—	5,799	54,505
(Government grants)		(3,820)	—	—	1,466	—	(1,123)	(3,477)
Intangible assets under development		81,430	39,559	—	—	(14)	(53,253)	67,722
(Government grants)		(7,326)	—	—	—	—	5,218	(2,108)
Usage rights of donated assets and others		169,783	—	—	(11,394)	(150)	(1,096)	157,143
Leasehold rights		5,848	—	—	(960)	—	—	4,888
Greenhouse gas emissions rights		78,137	57,466	—	—	—	(91,643)	43,960
Others		407,558	4,073	(260)	(25,017)	—	(21,627)	364,727
(Government grants)		(71)	—	—	4	—	—	(67)

	￦	1,044,077	126,295	(354)	(156,160)	(164)	(57,030)	956,664

(3)	Significant specific intangible assets as of December 31, 2021 and 2022 are as follows:

2021
Type	Description	Currency	Amount	Remaining useful lives

	In millions of won and thousands of Australian dollars
Software	DAS MS-SQL CORE license	KRW	3,817	2 years and 8 months
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	1,851	9 months
	Contributions to AP R NRC DC	KRW	25,045	6 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	22,310	4 years and 11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	8,962	8 years and 6 months
Others	Occupancy and use of public waters	KRW	81,623	15 years and 1 month
	Greenhouse gas emissions rights	KRW	78,137	—
	Business rights	KRW	160,459	27 years and 11 months

(*) The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

2022
Type	Description	Currency	Amount	Remaining useful lives

	In millions of won and thousands of Australian dollars
Software	ORACLE license for SDIS integrated DB	KRW	5,509	3 years and 4 months
Copyrights, patents rights and other industrial rights	Contributions to APR NRC DC	KRW	20,871	5 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	17,772	3 years and 11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	7,908	7 years and 6 months
Others	Occupancy and use of public waters	KRW	76,212	14 years and 1 month
	Greenhouse gas emissions rights	KRW	43,960	—
	Business rights	KRW	154,712	26 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

(4)	For the years ended December 31, 2020, 2021 and 2022, the Company recognized research and development expenses of ￦ 700,642 million, ￦ 689,397 million and ￦ 727,810 million, respectively.